GOODWILL (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) reporting_unit	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Goodwill [Line Items]
Number of Reporting Units | reporting_unit	2
Changes in the carrying amount of goodwill
Balance at beginning of year	$ 211,074,000	$ 218,516,000
Goodwill acquired	0	1,016,000
Disposal of assets of a business unit	0	(2,073,000)
Foreign currency translation adjustments	(3,479,000)	(6,385,000)
Balance at end of year	207,595,000	211,074,000	$ 218,516,000
Goodwill, Impairment Loss	0	0	$ 0
IoT Services [Member]
Changes in the carrying amount of goodwill
Balance at beginning of year	123,213,000
Balance at end of year	121,429,000	123,213,000
Embedded Broadband [Member]
Changes in the carrying amount of goodwill
Balance at beginning of year	87,861,000
Balance at end of year	$ 86,166,000	$ 87,861,000